Combined Carve-out Statements of Shareholders' Equity - USD ($) $ in Thousands	Costamare Bulkers Holdings Limited Predecessor [Member] Common Stock [Member]	Costamare Bulkers Holdings Limited Predecessor [Member] Additional Paid-in Capital [Member]	Costamare Bulkers Holdings Limited Predecessor [Member] Net Parent Investment [Member]	Costamare Bulkers Holdings Limited Predecessor [Member] Retained Earnings [Member]	Costamare Bulkers Holdings Limited Predecessor [Member] AOCI Attributable to Parent [Member]	Costamare Bulkers Holdings Limited Predecessor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 142	$ 103,642	$ 188,345	$ 147,891	$ 5,991	$ 446,011
-Net loss	0	0	0	(147,697)	0	(147,697)				$ 0
-Other comprehensive loss	0	0	0	0	(5,087)	(5,087)
Share capital increase	108	103,642	0	0	0	103,750
-Parent distributions, net (Note 9)	0	0	77,709	0	0	77,709
Balance at Dec. 31, 2023	250	207,284	266,054	194	904	474,686	$ 0	$ 0	$ 0	0
Balance at Sep. 29, 2023							0	0	0	0
-Net loss							0	0	0	0
-Other comprehensive loss							0	0	0	0
Balance at Dec. 31, 2023	250	207,284	266,054	194	904	474,686	0	0	0	0
-Net loss	0	0	0	(98,255)	0	(98,255)	0	0	6	6
-Other comprehensive loss	0	0	0	0	(904)	(904)	0	0	0	0
Share capital increase							0	0	0	0
-Parent distributions, net (Note 9)	0	0	46,492	0	0	46,492
Balance at Dec. 31, 2024	250	207,284	312,546	(98,061)	0	422,019	0	0	6	6
-Net loss	0	0	0	(30,775)	0	(30,775)	0	0	(37,352)	(37,352)
-Other comprehensive loss							0	0	0	0
Share capital increase							0	0	0	0
-Parent distributions, net (Note 9)	0	0	208,074	0	0	208,074
Balance at Dec. 31, 2025	$ 250	$ 207,284	$ 520,620	$ (128,836)	$ 0	$ 599,318	$ 2	$ 702,992	$ (37,346)	$ 665,648